Schedule of Investments (unaudited)
January 31, 2025
iShares® Global Clean Energy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.9%
Verbund AG	171,667	$13,196,277
Brazil — 9.1%
Auren Energia SA	2,750,365	3,816,781
Centrais Eletricas Brasileiras SA	5,795,291	35,788,888
CPFL Energia SA	1,557,226	9,161,015
Energisa SA	2,475,252	16,798,024
Engie Brasil Energia SA	2,136,472	13,453,371
Equatorial Energia SA	8,303,077	42,836,350
Neoenergia SA	1,640,393	5,263,023
		127,117,452
Canada — 3.6%
Boralex Inc., Class A	541,798	9,632,959
Brookfield Renewable Corp.	464,507	12,375,347
Canadian Solar Inc.(a)(b)	396,857	4,091,596
Innergex Renewable Energy Inc.	1,016,492	5,091,727
Northland Power Inc.	1,640,418	19,199,443
		50,391,072
Chile — 0.8%
Enel Americas SA	54,527,078	4,906,269
Enel Chile SA	116,119,091	6,901,563
		11,807,832
China — 13.3%
CECEP Solar Energy Co. Ltd., Class A	2,658,100	1,605,219
CECEP Wind-Power Corp., Class A	4,374,320	1,801,751
Central New Energy Holding Group Ltd.(a)(b)	8,238,000	9,155,800
China Conch Venture Holdings Ltd.	11,812,500	9,560,939
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	19,647,000	5,358,059
China Green Electricity Investment of Tianjin Co. Ltd., Class A	1,046,700	1,206,012
China Three Gorges Renewables Group Co. Ltd., Class A	19,340,296	11,109,979
China Yangtze Power Co. Ltd., Class A	16,533,230	65,271,128
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd., Class A	1,321,200	1,227,896
Dajin Heavy Industry Co. Ltd., Class A	413,400	1,122,974
GCL System Integration Technology Co. Ltd., Class A(a)	4,004,800	1,366,448
Ginlong Technologies Co. Ltd., Class A	270,150	1,879,829
Goldwind Science & Technology Co. Ltd., Class H	6,533,000	4,578,930
GoodWe Technologies Co. Ltd., Class A, NVS	168,077	883,200
Hoymiles Power Electronics Inc., Class A, NVS	81,973	1,135,747
Huaneng Lancang River Hydropower Inc., Class A	6,082,157	7,517,229
JA Solar Technology Co. Ltd., Class A	2,236,752	3,807,384
Jinko Solar Co. Ltd., Class A	6,759,534	5,633,949
LONGi Green Energy Technology Co. Ltd., Class A	5,120,300	10,417,481
Ming Yang Smart Energy Group Ltd., Class A	1,559,100	2,217,352
NYOCOR Co. Ltd., Class A	1,265,300	932,783
Risen Energy Co. Ltd., Class A	784,300	1,148,544
Sany Renewable Energy Co. Ltd., Class A	417,243	1,537,585
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	1,235,900	1,766,826
Sichuan Chuantou Energy Co. Ltd., Class A	3,293,700	7,152,558
Sungrow Power Supply Co. Ltd., Class A	1,401,400	13,819,524
Suzhou Maxwell Technologies Co. Ltd., Class A	188,200	2,384,643
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,732,400	3,110,142
Titan Wind Energy Suzhou Co. Ltd., Class A	1,245,200	1,223,903
Trina Solar Co. Ltd., Class A	1,472,640	3,460,462
Wuxi Autowell Technology Co. Ltd., Class A	211,011	1,177,161
Security	Shares	Value
China (continued)
Zhejiang Akcome New Energy Technology Co. Ltd.(c)	4,087,000	$6
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	1,167,100	1,134,078
		185,705,521
Denmark — 8.6%
Orsted A/S(a)(d)	1,047,811	40,404,153
Vestas Wind Systems A/S(a)	5,826,098	80,135,828
		120,539,981
France — 0.9%
Neoen SA(d)	314,773	12,989,985
Germany — 1.0%
Nordex SE(a)	1,058,521	12,220,477
SMA Solar Technology AG(b)	156,524	2,188,431
		14,408,908
India — 6.3%
Inox Wind Ltd.(a)	4,294,931	8,283,704
NHPC Ltd., NVS	26,414,574	24,423,776
PTC India Ltd.	2,000,208	3,309,537
SJVN Ltd.	5,974,824	6,676,586
Suzlon Energy Ltd.(a)	68,458,352	45,691,152
		88,384,755
Indonesia — 1.3%
Barito Renewables Energy Tbk PT	32,429,400	17,955,542
Israel — 0.5%
Enlight Renewable Energy Ltd.(a)(b)	407,684	6,588,502
Italy — 0.6%
ERG SpA	444,389	9,006,108
Japan — 3.2%
Chubu Electric Power Co. Inc.	4,137,800	43,107,028
RENOVA Inc.(a)(b)	369,700	1,469,865
		44,576,893
New Zealand — 0.9%
Contact Energy Ltd.	988,656	5,186,191
Meridian Energy Ltd.	2,114,253	7,037,260
		12,223,451
Norway — 0.2%
NEL ASA(a)(b)	11,819,787	2,463,307
Portugal — 4.8%
EDP Renovaveis SA	1,982,770	18,550,690
EDP SA	15,354,679	48,277,779
		66,828,469
South Korea — 1.4%
CS Wind Corp.	203,038	5,805,781
Doosan Fuel Cell Co. Ltd.(a)(b)	352,981	3,938,018
Hanwha Solutions Corp.	675,145	9,104,140
		18,847,939
Spain — 6.9%
Corp. ACCIONA Energias Renovables SA	301,740	5,601,561
Iberdrola SA	5,885,228	83,167,459
Iberdrola SA, NVS	119,155	1,683,846
Solaria Energia y Medio Ambiente SA(a)(b)	686,022	5,367,599
		95,820,465
Switzerland — 0.8%
BKW AG	67,969	11,596,124

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Clean Energy ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan — 0.7%
Century Iron & Steel Industrial Co. Ltd.	1,610,000	$7,821,773
TSEC Corp.	4,345,235	2,241,935
		10,063,708
Turkey — 0.5%
Akfen Yenilenebilir Enerji A/S, NVS(a)	2,845,159	1,428,721
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	2,016,183	1,122,125
Galata Wind Enerji AS	1,404,029	1,112,857
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	1,352,040	1,664,908
Zorlu Enerji Elektrik Uretim AS(a)(b)	16,229,048	1,847,233
		7,175,844
United Kingdom — 6.6%
ReNew Energy Global PLC, Class A(a)(b)	577,705	3,743,528
SSE PLC	4,362,303	87,880,839
		91,624,367
United States — 24.1%
Altus Power Inc., Class A(a)(b)	486,525	1,960,696
Array Technologies Inc.(a)(b)	1,219,235	8,936,993
Clearway Energy Inc., Class C	699,654	18,142,028
Enphase Energy Inc.(a)(b)	1,143,216	71,199,492
First Solar Inc.(a)	590,448	98,911,849
NEXTracker Inc., Class A(a)(b)	1,215,715	61,296,350
Ormat Technologies Inc.(b)	486,815	31,229,182
Plug Power Inc.(a)(b)	7,157,782	13,313,475
REX American Resources Corp.(a)(b)	130,579	5,447,756
Shoals Technologies Group Inc., Class A(a)	1,408,039	6,730,426
SolarEdge Technologies Inc.(a)(b)	489,486	6,412,267
Sunrun Inc.(a)(b)	1,430,961	12,950,197
		336,530,711
Total Common Stocks — 97.0% (Cost: $2,061,124,550)		1,355,843,213
Preferred Stocks
Brazil — 2.4%
Cia Energetica de Minas Gerais, Preference Shares, NVS	12,125,298	22,739,926
Cia Paranaense de Energia - Copel, Preference Shares, NVS	6,608,171	10,968,294
		33,708,220
Total Preferred Stocks — 2.4% (Cost: $32,221,899)		33,708,220
Security	Shares	Value
Rights
Brazil — 0.0%
Equatorial Energia SA, (Expires 02/27/25)(a)	28,546	$23,202
Total Rights — 0.0% (Cost: $—)		23,202
Total Long-Term Investments — 99.4% (Cost: $2,093,346,449)		1,389,574,635
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	101,399,023	101,449,722
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	840,000	840,000
Total Short-Term Securities — 7.3% (Cost: $102,294,480)		102,289,722
Total Investments — 106.7% (Cost: $2,195,640,929)		1,491,864,357
Liabilities in Excess of Other Assets — (6.7)%		(94,051,301)
Net Assets — 100.0%		$1,397,813,056

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Clean Energy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$163,231,108	$—	$(61,801,683)(a)	$127,456	$(107,159)	$101,449,722	101,399,023	$932,749 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,500,000	—	(5,660,000)(a)	—	—	840,000	840,000	124,991	—
				$127,456	$(107,159)	$102,289,722		$1,057,740	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	41	03/21/25	$2,240	$93,477
MSCI Emerging Markets Index	54	03/21/25	2,944	(5,611)
S&P 500 E-Mini Index	8	03/21/25	2,427	(10,022)
				$77,844
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$595,988,446	$759,854,761	$6	$1,355,843,213

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Clean Energy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$33,708,220	$—	$—	$33,708,220
Rights	23,202	—	—	23,202
Short-Term Securities
Money Market Funds	102,289,722	—	—	102,289,722
	$732,009,590	$759,854,761	$6	$1,491,864,357
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$93,477	$—	$93,477
Liabilities
Equity Contracts	(15,633)	—	—	(15,633)
	$(15,633)	$93,477	$—	$77,844

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares